Income Taxes - Additional Information (Detail) - Mexico [member]	12 Months Ended
Dec. 31, 2013
Disclosure of reconciliation of effective tax rate [line items]
Special mining duty relating to tax reform	7.50%
Extraordinary mining duty relating to tax reform	0.50%